Statements of Cash Flow - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net Income	$ 6,727,625	$ (166,037)	$ (16,624,202)	$ (314,423)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	206,870	0	2,339,353	83,333
Non-cash interest expense	45,000	0	1,089,909	123,008
Impairment of goodwill	(10,956,957)	66,406	1,024,358	0
(Gain)/Loss on change in fair value of deriviative liability	(622,342)	0	11,608,504	(65,319)
Warrants issued for debt inducement	3,887,978	0	0	0
Disposal of equipment	0	0	1,560	0
Changes in operating assets and liabilities:
Accounts Receivable	(239,356)	0	(132,201)	0
Prepaid expenses	0	(171,359)	0	0
Inventory	(205,710)	(15,000)	(716,329)	0
Accounts Payable	112,830	(49,578)	(5,905)	136,532
Accrued Liabilities	36,543	0	0	0
Deffered Revenue	470,048	0	29,952	0
Unearned Revenue	0	0	0	0
NET CASH USED IN OPERTATING ACTIVITIES	(537,471)	(335,568)	(1,385,001)	(36,869)
Investing Activites:
Investment in product development	(17,900)	(122,442)	0	0
Acquisition of equipment	(30,719)	0	(14,687)	0
NET CASH USED IN INVESTING ACTIVITIES	(48,618)	(122,442)	(14,687)	0
Financing Activities:
Repayment of convertible notes	165,000	576,285	0	0
Proceeds from issuance of convertible notes	500,000	(160,575)	1,250,744	37,000
Repayment of loan from shareholder	11,000	36,266	0	0
Proceeds from issuance of common stock	233,500	92,417	244,316	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	557,500	471,861	1,495,060	37,000
INCREASE IN CASH	(28,589)	13,851	95,372	131
CASH - BEGINNING OF YEAR	95,726	354	354	223
CASH - END OF YEAR	67,137	14,205	95,726	354
Cash paid during the period for:
Interest	0	0	0	0
Income taxes	0	0	0	0
Supplemental disclosure of non-cash financing and investing activities:
Derivative liability incurred for debt discount	3,887,618	0	288,000	0
Common stock issued for acquisition	2,000	0	1,063,500	0
Common stock issued for conversion of debt	64,220	0	1,223,700	0
Derivative liability relieved upon conversion of related debt	3,691,042	0	1,100,218	0
Convertible debt converted to shares of common stock	$ 77,220	$ 0	$ 115,740	$ 0